9. COST OF SALES	12 Months Ended
Dec. 31, 2018
Cost Of Sales
COST OF SALES
	12.31.2018	12.31.2017	12.31.2016
Inventories at the beginning of the year	4,266	6,191	558

Plus: Charges for the year
Incorporation of inventories from acquisition of companies	-	-	5,850
Purchases of inventories, energy and gas	46,175	32,903	16,765
Salaries and social security charges	6,807	7,602	7,295
Benefits to personnel	218	267	162
Accrual of defined benefit plans	150	276	284
Works contracts, Fees and compensation for services	3,686	3,174	2,379
Property, plant and equipment depreciations	7,766	7,342	6,757
Intangible assets amortization	273	53	59
Transport of energy	155	128	24
Consumption of materials	2,406	1,091	825
Penalties (1)	2,093	425	5,025
Maintenance	908	688	774
Canons and Royalties	2,782	2,110	1,273
Environmental control	193	105	70
Rental and insurance	502	430	369
Surveillance and security	209	230	201
Taxes, rates and contributions	183	109	96
Other	558	486	276
Subtotal	75,064	57,419	48,484

Less: Inventories at the end of the year	(5,169)	(4,271)	(6,191)
Total cost of sales	74,161	59,339	42,851

(1)	In 2017, includes $ 720 million of recover by penalties (Note 2.3.4)